Line Of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Line Of Credit [Abstract]
Line Of Credit

NOTE 11—LINE OF CREDIT

During the nine months ended September 30, 2011, Kennedy-Wilson borrowed an additional $19.0 million on its line of credit and repaid $46.8 million on its line of credit bringing the outstanding balance at September 30, 2011 to zero.

The unsecured credit facility requires Kennedy-Wilson to maintain (i) a minimum rent adjusted fixed charge coverage ratio (as defined in the unsecured credit facility) of not less than 1.75 to 1.00, measured on a four quarter rolling average basis and (ii) a maximum balance sheet leverage (as defined in the unsecured credit facility) of not greater than 1.50 to 1.00, measured at the end of each calendar quarter. As of the most recent quarter end, Kennedy-Wilson's adjusted fixed charge coverage ratio was 2.34 to 1.00 and its maximum balance sheet leverage was 0.92 to 1.00.

NOTE 12—BORROWINGS UNDER LINES OF CREDIT

In July 2010, Kennedy-Wilson entered into a new unsecured revolving credit facility with US Bank and East West Bank, which effectively increased its existing revolving credit facility from $30 million to $75 million, extended the maturity date to August 2013, and established an interest rate floor of 4% . The facility is available for acquisitions and working capital. The facility bears interest at rates ranging from LIBOR plus 2.50% to LIBOR plus 3.00%, with a floor of 4%. During 2010, the average outstanding borrowings under the facility was $16.3 million with the high and low outstanding balances being $27.8 million and $0, respectively. During 2009, the average outstanding borrowings under the previous facility was $19.1 million with the high and low outstanding balances being $26.0 million and $10.0, respectively. The borrowings under this facility had interest rates ranging from 3.23% to 4.00% and 3.25% to 4.50% during the years ended December 31, 2010 and 2009, respectively. The principal amount outstanding under this facility was $27.8 million as of December 31, 2010 and $10.0 million as of December 31, 2009.

Kennedy-Wilson's ability to borrow under this facility is subject to compliance with certain financial covenants, including maximum balance sheet leverage and fixed charge coverage ratios. As of December 31, 2010 and 2009, Kennedy-Wilson was in compliance with the covenants.